Memorandum items (Tables)	12 Months Ended
Dec. 31, 2018
Memorandum items
Schedule of contingent liabilities and commitments

		More than	More than
		1 year but	3 years but
	Less than	less than	less than	Over
	1 year	3 years	5 years	5 years	2018	2017
	£m	£m	£m	£m	£m	£m

Guarantees and assets pledged as collateral security	1,296	414	250	1,992	3,952	7,718
Other contingent liabilities	1,111	582	211	1,148	3,052	3,391
Standby facilities, credit lines and other commitments	61,105	20,934	32,535	5,305	119,879	124,941
Contingent liabilities and commitments	63,512	21,930	32,996	8,445	126,883	136,050

Schedule of contractual obligations for future expenditure not provided for in the accounts

	2018	2017
	£m	£m
Operating leases
Minimum rentals payable under non-cancellable leases (1)
- within 1 year	232	220
- after 1 year but within 5 years	736	696
- after 5 years	1,721	1,676
	2,689	2,592
Capital expenditure on property, plant and equipment	17	18
Contracts to purchase goods or services (2)	541	682
	3,247	3,292

Notes:

(1)	Predominantly property leases.
(2)	Of which due within 1 year: £253 million (2017 - £276 million).